Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	$ (12,947)		$ (23,637)		$ (53,475)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	5,689		(7,764)		5,445
Change in cumulative translation adjustment	98	[1]	(3,561)	[1]	(2,820)	[1]
Comprehensive loss	(7,160)		(34,962)		(50,850)
Parent
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	(12,947)		(23,637)		(53,475)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	5,689		(7,764)		5,445
Change in cumulative translation adjustment	98		(3,561)		(2,820)
Comprehensive loss	(7,160)		(34,962)		(50,850)
Guarantor subsidiaries
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	4,351		(3,599)		(25,898)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	1,620		(3,515)		2,129
Change in cumulative translation adjustment	348		(1,320)		(1,620)
Comprehensive loss	6,319		(8,434)		(25,389)
Non-Guarantor subsidiaries
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	6,517		(1,939)		(2,250)
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	4,069		(4,249)		3,316
Change in cumulative translation adjustment	(250)		(2,241)		(1,200)
Comprehensive loss	10,336		(8,429)		(134)
Elimination
Condensed Consolidating Statement of Comprehensive Income (Loss)
Net income (loss)	(10,868)		5,538		28,148
Other Comprehensive income:
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(5,689)		7,764		(5,445)
Change in cumulative translation adjustment	(98)		3,561		2,820
Comprehensive loss	$ (16,655)		$ 16,863		$ 25,523

[1]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.